Cash and Cash Equivalents (Narrative) (Details) - Fixed interest rate [Member]	12 Months Ended
Dec. 31, 2017
Bottom of range [Member]
Disclosure of financial assets [line items]
Annual interest rate on deposits	0.01%
Top of range [Member]
Disclosure of financial assets [line items]
Annual interest rate on deposits	1.47%